LOANS AND PAYMENT PLAN RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
LOANS AND PAYMENT PLAN RECEIVABLES [Abstract]
Loan portfolios

Our loan portfolios at December 31 follow:

	2015	2014
	(In thousands)
Real estate (1)
Residential first mortgages	$432,215	$411,423
Residential home equity and other junior mortgages	106,297	108,162
Construction and land development	62,629	54,644
Other (2)	498,706	447,837
Consumer	193,350	154,591
Commercial	180,424	186,875
Payment plan receivables	34,599	40,001
Agricultural	6,830	6,429
Total loans	$1,515,050	$1,409,962
(1)	Includes both residential and non-residential commercial loans secured by real estate.
(2)	Includes loans secured by multi-family residential and non-farm, non-residential property.

Analysis of allowance for loan losses by portfolio segment

An analysis of the allowance for loan losses by portfolio segment for the years ended December 31 follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2015
Balance at beginning of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990
Additions (deductions)
Provision for loan losses	(737)	(1,744)	(274)	(8)	49	(2,714)
Recoveries credited to allowance	2,656	1,258	1,108	—	—	5,022
Loans charged against the allowance	(1,694)	(2,567)	(1,467)	—	—	(5,728)
Balance at end of period	$5,670	$10,391	$1,181	$56	$5,272	$22,570

2014
Balance at beginning of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325
Additions (deductions)
Provision for loan losses	(1,683)	(1,029)	349	(36)	(737)	(3,136)
Recoveries credited to allowance	4,914	1,397	1,104	5	—	7,420
Loans charged against the allowance	(4,613)	(4,119)	(1,885)	(2)	—	(10,619)
Balance at end of period	$5,445	$13,444	$1,814	$64	$5,223	$25,990

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)

2013
Balance at beginning of period	$11,402	$21,447	$3,378	$144	$7,904	$44,275
Additions (deductions)
Provision for loan losses	(2,336)	71	314	(93)	(1,944)	(3,988)
Recoveries credited to allowance	5,119	1,996	1,074	81	—	8,270
Loans charged against the allowance	(7,358)	(6,319)	(2,520)	(35)	—	(16,232)
Balance at end of period	$6,827	$17,195	$2,246	$97	$5,960	$32,325

Allowance for loan losses and recorded investment in loans by portfolio segment

Allowance for loan losses and recorded investment in loans by portfolio segment follows:

	Commercial	Mortgage	Installment	Payment Plan Receivables	Subjective Allocation	Total
	(In thousands)
2015
Allowance for loan losses:
Individually evaluated for impairment	$2,708	$7,818	$457	$—	$—	$10,983
Collectively evaluated for impairment	2,962	2,573	724	56	5,272	11,587
Total ending allowance balance	$5,670	$10,391	$1,181	$56	$5,272	$22,570
Loans
Individually evaluated for impairment	$16,868	$66,375	$5,888	$—		$89,131
Collectively evaluated for impairment	733,399	436,349	226,409	34,599		1,430,756
Total loans recorded investment	750,267	502,724	232,297	34,599		1,519,887
Accrued interest included in recorded investment	1,869	2,270	698	—		4,837
Total loans	$748,398	$500,454	$231,599	$34,599		$1,515,050
2014
Allowance for loan losses:
Individually evaluated for impairment	$3,194	$9,311	$728	$—	$—	$13,233
Collectively evaluated for impairment	2,251	4,133	1,086	64	5,223	12,757
Total ending allowance balance	$5,445	$13,444	$1,814	$64	$5,223	$25,990
Loans
Individually evaluated for impairment	$34,147	$72,340	$6,679	$—		$113,166
Collectively evaluated for impairment	658,423	402,458	200,368	40,001		1,301,250
Total loans recorded investment	692,570	474,798	207,047	40,001		1,414,416
Accrued interest included in recorded investment	1,615	2,170	669	—		4,454
Total loans	$690,955	$472,628	$206,378	$40,001		$1,409,962

Loans on non-accrual status and past due more than 90 days

Loans on non-accrual status and past due more than 90 days (“Non-performing Loans”) at December 31 follow:

	90+ and Still Accruing	Non- Accrual	Total Non- Performing Loans
	(In thousands)
2015
Commercial
Income producing - real estate	$—	$1,027	$1,027
Land, land development and construction - real estate	49	401	450
Commercial and industrial	69	2,028	2,097
Mortgage
1-4 family	—	4,744	4,744
Resort lending	—	1,094	1,094
Home equity - 1st lien	—	187	187
Home equity - 2nd lien	—	147	147
Purchased loans	—	2	2
Installment
Home equity - 1st lien	—	106	106
Home equity - 2nd lien	—	443	443
Loans not secured by real estate	—	421	421
Other	—	2	2
Payment plan receivables
Full refund	—	2	2
Partial refund	—	2	2
Other	—	1	1
Total recorded investment	$118	$10,607	$10,725
Accrued interest included in recorded investment	$2	$—	$2
2014
Commercial
Income producing - real estate	$—	$1,233	$1,233
Land, land development and construction - real estate	—	594	594
Commercial and industrial	—	2,746	2,746
Mortgage
1-4 family	7	5,945	5,952
Resort lending	—	2,168	2,168
Home equity - 1st lien	—	331	331
Home equity - 2nd lien	—	605	605
Installment
Home equity - 1st lien	—	576	576
Home equity - 2nd lien	—	517	517
Loans not secured by real estate	—	454	454
Other	—	48	48
Payment plan receivables
Full refund	—	2	2
Partial refund	—	12	12
Other	—	—	—
Total recorded investment	$7	$15,231	$15,238
Accrued interest included in recorded investment	$—	$—	$—

Aging analysis of loans by class

An aging analysis of loans by class at December 31 follows:

	Loans Past Due				Loans not Past Due	Total Loans
	30-59 days	60-89 days	90+ days	Total
	(In thousands)
2015
Commercial
Income producing - real estate	$203	$209	$647	$1,059	$305,155	$306,214
Land, land development and construction - real estate	—	—	252	252	44,231	44,483
Commercial and industrial	785	16	151	952	398,618	399,570
Mortgage
1-4 family	1,943	640	4,744	7,327	272,298	279,625
Resort lending	307	—	1,094	1,401	114,619	116,020
Home equity - 1st lien	50	—	187	237	22,327	22,564
Home equity - 2nd lien	439	54	147	640	50,618	51,258
Purchased loans	9	1	2	12	33,245	33,257
Installment
Home equity - 1st lien	315	107	106	528	16,707	17,235
Home equity - 2nd lien	231	149	443	823	19,727	20,550
Loans not secured by real estate	567	83	421	1,071	191,262	192,333
Other	15	3	2	20	2,159	2,179
Payment plan receivables
Full refund	492	62	2	556	21,294	21,850
Partial refund	415	228	2	645	5,834	6,479
Other	110	3	1	114	6,156	6,270
Total recorded investment	$5,881	$1,555	$8,201	$15,637	$1,504,250	$1,519,887
Accrued interest included in recorded investment	$53	$17	$2	$72	$4,765	$4,837
2014
Commercial
Income producing - real estate	$89	$—	$214	$303	$252,763	$253,066
Land, land development and construction - real estate	131	—	223	354	33,984	34,338
Commercial and industrial	2,391	279	209	2,879	402,287	405,166
Mortgage
1-4 family	1,877	1,638	5,952	9,467	269,719	279,186
Resort lending	226	—	2,168	2,394	126,342	128,736
Home equity - 1st lien	39	50	331	420	19,782	20,202
Home equity - 2nd lien	711	89	605	1,405	45,269	46,674
Installment
Home equity - 1st lien	466	37	576	1,079	20,995	22,074
Home equity - 2nd lien	369	81	517	967	28,125	29,092
Loans not secured by real estate	589	231	454	1,274	152,115	153,389
Other	15	3	48	66	2,426	2,492
Payment plan receivables
Full refund	838	214	2	1,054	26,799	27,853
Partial refund	409	123	12	544	6,550	7,094
Other	96	24	—	120	4,934	5,054
Total recorded investment	$8,246	$2,769	$11,311	$22,326	$1,392,090	$1,414,416
Accrued interest included in recorded investment	$55	$29	$—	$84	$4,370	$4,454

Impaired loans

Impaired loans are as follows:

	December 31,
	2015	2014
	(In thousands)
Impaired loans with no allocated allowance
TDR	$2,518	$9,325
Non - TDR	203	299
Impaired loans with an allocated allowance
TDR - allowance based on collateral	4,810	5,879
TDR - allowance based on present value cash flow	81,002	94,970
Non - TDR - allowance based on collateral	260	2,296
Non - TDR - allowance based on present value cash flow	—	—
Total impaired loans	$88,793	$112,769
Amount of allowance for loan losses allocated
TDR - allowance based on collateral	$2,436	$2,025
TDR - allowance based on present value cash flow	8,471	10,188
Non - TDR - allowance based on collateral	76	1,020
Non - TDR - allowance based on present value cash flow	—	—
Total amount of allowance for loan losses allocated	$10,983	$13,233

Impaired loans by class as of December 31 are as follows (1):

	2015			2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$641	$851	$—	$5,868	$6,077	$—
Land, land development & construction-real estate	818	1,393	—	1,051	1,606	—
Commercial and industrial	1,245	1,241	—	2,685	2,667	—
Mortgage
1-4 family	23	183	—	—	49	—
Resort lending	—	—	—	48	397	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	—	76	—	—	40	—
Home equity - 2nd lien	—	—	—	—	—	—
Loans not secured by real estate	—	—	—	—	—	—
Other	—	—	—	—	—	—
	2,727	3,744	—	9,652	10,836	—
With an allowance recorded:
Commercial
Income producing - real estate	8,377	9,232	516	12,836	13,797	689
Land, land development & construction-real estate	1,690	1,778	296	3,456	3,528	499
Commercial and industrial	4,097	4,439	1,896	8,251	8,486	2,006
Mortgage
1-4 family	47,792	49,808	5,132	53,206	56,063	6,195
Resort lending	18,148	18,319	2,662	18,799	18,963	3,075
Home equity - 1st lien	168	172	9	162	177	14
Home equity - 2nd lien	244	325	15	125	205	27
Installment
Home equity - 1st lien	2,364	2,492	143	2,744	2,930	219
Home equity - 2nd lien	2,929	2,951	271	3,212	3,215	419
Loans not secured by real estate	587	658	42	711	835	89
Other	8	8	1	12	12	1
	86,404	90,182	10,983	103,514	108,211	13,233
Total
Commercial
Income producing - real estate	9,018	10,083	516	18,704	19,874	689
Land, land development & construction-real estate	2,508	3,171	296	4,507	5,134	499
Commercial and industrial	5,342	5,680	1,896	10,936	11,153	2,006
Mortgage
1-4 family	47,815	49,991	5,132	53,206	56,112	6,195
Resort lending	18,148	18,319	2,662	18,847	19,360	3,075
Home equity - 1st lien	168	172	9	162	177	14
Home equity - 2nd lien	244	325	15	125	205	27
Installment
Home equity - 1st lien	2,364	2,568	143	2,744	2,970	219
Home equity - 2nd lien	2,929	2,951	271	3,212	3,215	419
Loans not secured by real estate	587	658	42	711	835	89
Other	8	8	1	12	12	1
Total	$89,131	$93,926	$10,983	$113,166	$119,047	$13,233
Accrued interest included in recorded investment	$338			$397
(1)	There were no impaired payment plan receivables or purchased mortgage loans at December 31, 2015 or 2014.

Average recorded investment in and interest income earned on impaired loans by class

Average recorded investment in and interest income earned on impaired loans by class for the years ended December 31 follows (1):

	2015		2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance recorded:
Commercial
Income producing - real estate	$4,520	$387	$7,660	$250	$5,765	$340
Land, land development & construction-real estate	952	79	1,145	64	3,092	240
Commercial and industrial	2,125	257	3,351	152	3,980	226
Mortgage
1-4 family	19	11	29	—	5	11
Resort lending	12	—	40	1	28	—
Home equity - 1st lien	—	—	—	—	—	—
Home equity - 2nd lien	—	—	—	—	—	—
Installment
Home equity - 1st lien	—	5	—	2	1,604	83
Home equity - 2nd lien	—	—	—	—	1,841	96
Loans not secured by real estate	—	—	—	—	470	23
Other	—	—	—	—	15	1
	7,628	739	12,225	469	16,800	1,020
With an allowance recorded:
Commercial
Income producing - real estate	12,677	439	12,772	677	18,164	587
Land, land development & construction-real estate	2,219	54	3,939	149	6,186	149
Commercial and industrial	6,663	104	8,500	294	11,795	457
Mortgage
1-4 family	50,421	2,140	55,877	2,286	60,858	2,622
Resort lending	18,448	670	19,458	753	21,708	836
Home equity - 1st lien	161	8	160	6	136	4
Home equity - 2nd lien	172	13	57	2	42	2
Installment
Home equity - 1st lien	2,539	176	2,837	174	1,448	85
Home equity - 2nd lien	3,055	193	3,359	188	1,546	86
Loans not secured by real estate	653	37	719	35	314	17
Other	10	1	14	1	3	1
	97,018	3,835	107,692	4,565	122,200	4,846
Total
Commercial
Income producing - real estate	17,197	826	20,432	927	23,929	927
Land, land development & construction-real estate	3,171	133	5,084	213	9,278	389
Commercial and industrial	8,788	361	11,851	446	15,775	683
Mortgage
1-4 family	50,440	2,151	55,906	2,286	60,863	2,633
Resort lending	18,460	670	19,498	754	21,736	836
Home equity - 1st lien	161	8	160	6	136	4
Home equity - 2nd lien	172	13	57	2	42	2
Installment
Home equity - 1st lien	2,539	181	2,837	176	3,052	168
Home equity - 2nd lien	3,055	193	3,359	188	3,387	182
Loans not secured by real estate	653	37	719	35	784	40
Other	10	1	14	1	18	2
Total	$104,646	$4,574	$119,917	$5,034	$139,000	$5,866
(1)	There were no impaired payment plan receivables or purchased mortgage loans during the years ending December 31, 2015, 2014 and 2013.

Troubled debt restructurings

Troubled debt restructurings at December 31 follow:

	2015
	Commercial	Retail		Total
	(In thousands)
Performing TDR’s	$13,318	$68,194		$81,512
Non-performing TDR’s (1)	3,041	3,777	(2)	6,818
Total	$16,359	$71,971		$88,330
	2014
	Commercial	Retail		Total
	(In thousands)
Performing TDR’s	$29,475	$73,496		$102,971
Non-performing TDR’s (1)	1,978	5,225	(2)	7,203
Total	$31,453	$78,721		$110,174
(1)	Included in non-performing loans table above.
(2)	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.

Troubled debt restructuring during the period

Loans that have been classified as troubled debt restructurings during the years ended December 31 follow:

	Number of Contracts	Pre-modification Recorded Balance	Post-modification Recorded Balance
	(Dollars in thousands)
2015
Commercial
Income producing - real estate	2	$229	$227
Land, land development & construction-real estate	—	—	—
Commercial and industrial	17	3,188	2,960
Mortgage
1-4 family	8	1,345	1,128
Resort lending	1	313	307
Home equity - 1st lien	1	20	20
Home equity - 2nd lien	1	27	27
Purchased loans	—	—	—
Installment
Home equity - 1st lien	6	220	186
Home equity - 2nd lien	8	228	217
Loans not secured by real estate	2	19	25
Other	—	—	—
Total	46	$5,589	$5,097
2014
Commercial
Income producing - real estate	4	$426	$389
Land, land development & construction-real estate	2	55	44
Commercial and industrial	13	2,236	1,606
Mortgage
1-4 family	15	1,576	1,570
Resort lending	6	1,583	1,572
Home equity - 1st lien	1	17	14
Home equity - 2nd lien	1	85	84
Installment
Home equity - 1st lien	13	631	523
Home equity - 2nd lien	9	400	400
Loans not secured by real estate	6	114	106
Other	—	—	—
Total	70	$7,123	$6,308
2013
Commercial
Income producing - real estate	6	$4,798	$3,869
Land, land development & construction-real estate	1	16	—
Commercial and industrial	23	2,522	1,901
Mortgage
1-4 family	20	1,968	1,995
Resort lending	5	1,240	1,231
Home equity - 1st lien	1	95	97
Home equity - 2nd lien	—	—	—
Installment
Home equity - 1st lien	25	659	657
Home equity - 2nd lien	16	508	508
Loans not secured by real estate	5	149	110
Other	—	—	—
Total	102	$11,955	$10,368

Troubled debt restructuring during the past twelve months that subsequently defaulted

Loans that have been classified as troubled debt restructured during the past twelve months and that have subsequently defaulted during the years ended December 31 follows:

	Number of Contracts	Recorded Balance
(Dollars in thousands)
2015
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	157
Mortgage
1-4 family	2	73
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Purchased loans	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	1	4
Other	—	—
Total	5	$234
2014
Commercial
Income producing - real estate	—	$—
Land, land development & construction-real estate	—	—
Commercial and industrial	2	319
Mortgage
1-4 family	1	125
Resort lending	—	—
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Loans not secured by real estate	—	—
Other	—	—
Total	3	$444

	Number of Contracts	Recorded Balance
	(Dollars in thousands)
2013
Commercial
Income producing - real estate	1	$693
Land, land development & construction-real estate	1	334
Commercial and industrial	2	143
Mortgage
1-4 family	1	106
Resort lending	1	156
Home equity - 1st lien	—	—
Home equity - 2nd lien	—	—
Installment
Home equity - 1st lien	2	32
Home equity - 2nd lien	1	22
Loans not secured by real estate	—	—
Other	—	—
Total	9	$1,486

Summary of loan ratings by loan class

The following table summarizes loan ratings by loan class for our commercial loan segment at December 31:

	Commercial
	Non-watch 1-6	Watch 7-8	Substandard Accrual 9	Non- Accrual 10-11	Total
	(In thousands)
2015
Income producing - real estate	$296,898	$6,866	$1,423	$1,027	$306,214
Land, land development and construction - real estate	40,844	2,995	243	401	44,483
Commercial and industrial	371,357	19,502	6,683	2,028	399,570
Total	$709,099	$29,363	$8,349	$3,456	$750,267
Accrued interest included in total	$1,729	$108	$32	$—	$1,869
2014
Income producing - real estate	$241,266	$8,649	$1,918	$1,233	$253,066
Land, land development and construction - real estate	30,869	2,485	390	594	34,338
Commercial and industrial	372,947	23,475	5,998	2,746	405,166
Total	$645,082	$34,609	$8,306	$4,573	$692,570
Accrued interest included in total	$1,479	$111	$25	$—	$1,615

The following tables summarize credit scores by loan class for our mortgage and installment loan segments at December 31:
	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Purchased Loans	Total
	(In thousands)
2015
800 and above	$28,760	$13,943	$4,374	$7,696	$2,310	$57,083
750-799	78,802	40,888	7,137	17,405	23,283	167,515
700-749	56,519	31,980	4,341	11,022	6,940	110,802
650-699	51,813	17,433	3,203	7,691	—	80,140
600-649	27,966	4,991	1,467	3,684	—	38,108
550-599	16,714	3,070	1,027	1,918	—	22,729
500-549	10,610	1,051	572	1,295	—	13,528
Under 500	4,708	554	244	265	—	5,771
Unknown	3,733	2,110	199	282	724	7,048
Total	$279,625	$116,020	$22,564	$51,258	$33,257	$502,724
Accrued interest included in total	$1,396	$477	$87	$196	$114	$2,270

	Mortgage (1)
	1-4 Family	Resort Lending	Home Equity 1st Lien	Home Equity 2nd Lien	Purchased Loans	Total
	(In thousands)
2014
800 and above	$27,918	$14,484	$3,863	$6,225	$—	$52,490
750-799	72,674	45,950	6,128	14,323	—	139,075
700-749	52,843	32,660	3,054	9,642	—	98,199
650-699	51,664	20,250	3,257	8,194	—	83,365
600-649	27,770	6,538	1,704	3,862	—	39,874
550-599	21,361	3,639	994	1,721	—	27,715
500-549	14,575	2,156	699	1,401	—	18,831
Under 500	6,306	875	261	632	—	8,074
Unknown	4,075	2,184	242	674	—	7,175
Total	$279,186	$128,736	$20,202	$46,674	$—	$474,798
Accrued interest included in total	$1,311	$562	$88	$209	$—	$2,170

(1)	Credit scores have been updated within the last twelve months.
	Installment (1)
	Home Equity 1st Lien	Home Equity 2nd Lien	Loans not Secured by Real Estate	Other	Total
	(In thousands)
2015
800 and above	$1,792	$1,782	$44,254	$58	$47,886
750-799	4,117	5,931	86,800	531	97,379
700-749	2,507	3,899	34,789	694	41,889
650-699	3,508	4,182	16,456	499	24,645
600-649	2,173	2,153	4,979	200	9,505
550-599	1,800	1,346	1,997	109	5,252
500-549	1,056	855	1,170	61	3,142
Under 500	223	370	385	23	1,001
Unknown	59	32	1,503	4	1,598
Total	$17,235	$20,550	$192,333	$2,179	$232,297
Accrued interest included in total	$78	$83	$520	$17	$698
2014
800 and above	$2,272	$2,835	$31,507	$60	$36,674
750-799	5,677	8,557	66,558	583	81,375
700-749	3,111	6,358	28,179	689	38,337
650-699	3,963	5,477	16,152	615	26,207
600-649	3,434	2,408	5,128	255	11,225
550-599	2,019	1,913	1,896	134	5,962
500-549	1,128	1,036	1,672	84	3,920
Under 500	393	427	455	28	1,303
Unknown	77	81	1,842	44	2,044
Total	$22,074	$29,092	$153,389	$2,492	$207,047
Accrued interest included in total	$93	$112	$445	$19	$669

(1)	Credit scores have been updated within the last twelve months.

The following table summarizes credit ratings of insurer or risk retention group counterparties by class of payment plan receivable at December 31:

	Payment Plan Receivables
	Full Refund	Partial Refund	Other	Total
	(In thousands)
2015
AM Best rating
A+	$—	$6	$—	$6
A	2,712	5,203	—	7,915
A-	3,418	1,177	6,265	10,860
Not rated	15,720	93	5	15,818
Total	$21,850	$6,479	$6,270	$34,599
2014
AM Best rating
A+	$—	$43	$—	$43
A	10,007	6,190	—	16,197
A-	1,989	685	5,054	7,728
Not rated	15,857	176	—	16,033
Total	$27,853	$7,094	$5,054	$40,001

Other mortgage loans service's principal balances

Mortgage loans serviced for others are not reported as assets on the Consolidated Statements of Financial Condition. The principal balances of these loans at December 31 follow:

	2015	2014
	(In thousands)
Mortgage loans serviced for:
Fannie Mae	$898,443	$913,863
Freddie Mac	707,891	748,833
Ginnie Mae	37,884	—
Other	107	104
Total	$1,644,325	$1,662,800

Schedule of capitalized mortgage loan servicing rights

An analysis of capitalized mortgage loan servicing rights for the years ended December 31 follows:

	2015	2014	2013
	(In thousands)
Balance at beginning of year	$12,106	$13,710	$11,013
Originated servicing rights capitalized	2,697	1,823	3,210
Amortization	(2,868)	(2,509)	(3,745)
Change in valuation allowance	501	(918)	3,232
Balance at end of year	$12,436	$12,106	$13,710
Valuation allowance	$3,272	$3,773	$2,855
Loans sold and serviced that have had servicing rights capitalized	$1,643,086	$1,661,269	$1,732,476